Commitments and Contingencies - Contribution, Asset Purchase, and Token Sale Agreements (Details) $ in Millions		1 Months Ended
	Oct. 01, 2025 USD ($) item shares	Nov. 30, 2025 item shares	Oct. 31, 2025 USD ($) item shares
Contribution Agreements
Commitments and Contingencies
Minimum value of AVAX tokens on a pre-discount basis	$ 200.0
Number of AVAX tokens agreed to contribute by the Seller | item	1,960,040
Number of units agreed to issue in exchange for AVAX tokens. | shares	5,805,638
Value of units agreed to issue in exchange for AVAX tokens.	$ 58.0
Number of AVAX tokens received from Dragonfly | item		1,960,040
Number of units issued in exchange for AVAX tokens | shares		5,805,638
Agreement term (in months)	18 months
Right of first refusal term (in year)	5 years
Term of designated Board (in year)	5 years
Token Sale Agreement (the "TSA")
Commitments and Contingencies
Minimum value of AVAX tokens on a pre-discount basis	$ 200.0
Percentage of discount on digital assets purchased	60.00%
Amount paid in cash and USDC	$ 50.0		$ 50.0
Value of units issued for purchase of digital assets	$ 30.0
Maximum ownership threshold ( in %)	4.70%
Pre-funded warrants to stock conversion ration	1
AVAX Token restriction period (in years)	5 years
Number of AVAX tokens purchased			7,300,000
Token Sale Agreement (the "TSA") | Class A
Commitments and Contingencies
Number of shares issued for purchase of digital assets | shares	3,000,000		3,000,000